Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets relating to:
Allowance for loan losses	$ 478	$ 545	$ 569
Deferred compensation	1,078	1,012	936
Other	89	104	173
Lease liability	462
Net unrealized loss on securities available for sale		505	335
Total deferred tax assets	2,107	2,166	2,013
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(96)
Premises and equipment	(184)	(159)	(213)
Deferred loans fees and costs	(159)	(163)	(148)
Loan servicing	(92)	(99)	(116)
ROU asset	(447)
Total deferred tax liabilities	(978)	(421)	(477)
Net recorded deferred tax asset	$ 1,129	$ 1,745	$ 1,536